Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

November 20, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:   Sun Life Assurance Company of Canada (U.S.) ("Sun Life" or “Registrant”)
              Registration Statement on Form S-3
              File No. 333-160606

On July 16, 2009, Sun Life filed the above-captioned S-3 registration statement (“New S-3”) pursuant to Rule 415(a)(5) and (6) under the Securities Act of 1933.  As required by Rule 415(a)(5) and (6), the New S-3 is intended to replace an existing Form S-3 registration statement (File No. 333-133684) (“Old S-3”).  There have been no material changes to the market value adjusted (“MVA”) interests registered pursuant to the New S-3 since the last filing of the Old S-3.  Indeed, the New S-3 would not have been filed but for the requirements of Rule 415(a)(5) and (6).

Before the New S-3 can become effective, the current financial statements of the insurance company must be incorporated by reference into the registration statement.  This pre-effective amendment for the New S-3 will:

•	Incorporate by reference the Financial Statements from Sun Life’s Form 10-K,
•	Add the consent of Deloitte & Touche as an exhibit.

Registrant and its principal underwriter, Clarendon Insurance Agency, Inc., intend to make an oral request for acceleration of the effective date of the New S-3 to December 4, 2009.  The Registrant and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Registrant acknowledges and represents that

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the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●	the Registrant may not assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Registrant acknowledges and represents that

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the Registrant is fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission (or any comments the Staff did not make) with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

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any comments made by the Staff of the Commission (or any comments the Staff did not make) with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Principal Underwriter nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission (or any comments the Staff did not make) with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

Should you have any questions regarding this correspondence or any of the New S-3s, please contact the undersigned at (781) 263-6402 or Elizabeth B. Love, Esquire, at 781-263-6302.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
AVP &Senior Counsel

cc:     Elizabeth B. Love, Esquire
Rebecca M. Marquigny, Esquire

(Compass G)